Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2013
Net Investment in Sales-type Leases [Abstract]
Schedule of Net Investment in Sales-Type Leases

The Company's net investment in sales-type leases consisted of the following as of December 31, 2013 and 2012:

in thousands	2013	2012
Future minimum lease payments receivable	$19,403	$14,169
Less allowance for doubtful accounts	(183)	(301)
Net future minimum lease payment receivable	19,220	13,868
Less unearned interest income	(1,305)	(862)
Net investment in sales-type leases	$17,915	$13,006

Schedule of Future Minimum Lease Payments for Sales-type Leases

Future minimum lease payments due from customers under sales-type leases as of December 31, 2013 were as follows (in thousands):

Year ending December 31,
2014	$7,467
2015	5,066
2016	3,544
2017	2,190
2018	1,136
$19,403